Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2026 SGD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 SGD ($)	Mar. 31, 2024 SGD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (925,666)	$ (717,946)	$ 1,016,380	$ 1,779,148
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expenses	86,805	67,326	131,880	139,944
Inventories written off				31,784
Inventories write-downs to net realizable value	254,483	197,377		218,081
Allowance (Reversal) for inventory obsolescence	(29,020)	(22,508)		112,133
Reversal of allowance for credit loss	(736,926)	(571,560)	(633,877)	(970,035)
Interest expense	152,845	118,547	186,235	150,321
Interest income	(120,791)	(93,685)	(166,379)	(128,439)
Property and equipment written off				4,230
Gain on disposal of property and equipment	(832,860)	(645,966)	(1,200)	(6,250)
Dividend income			(26,119)	(60,487)
Fair value (gain) loss on other investment	245,931	190,744	(604)	(6,744)
Realized (gain) loss on disposal of other investment	6,700	5,197	(12,157)	(366)
Bad debts written off	16,514	12,808	20,218	20,584
Adjustments to reconcile net income to net cash provided by operating activities total	(1,881,985)	(1,459,666)	514,377	1,283,904
Change in operating assets and liabilities:
Account receivables	(175,996)	(136,502)	248,013	993,351
Inventories	524,318	406,661	(131,689)	779,426
Contract assets	111,926	86,809	242,364	(173,169)
Deposit, prepaid expenses and other current	(1,665,813)	(1,292,006)	(77,762)	(78,700)
Prepayments	(1,535,069)	(1,190,600)
Deferred tax assets	216,578	167,978	106,620	123,389
Account payable	346,856	269,022	(311,260)	39,757
Accruals and other payables	330,708	256,497	(81,455)	38,856
Contract liabilities	358,098	277,741	(391,930)	86,519
Tax payables	(36,097)	(27,997)	(34,403)	(78,584)
Net cash generated from (used in) operating activities	(3,406,476)	(2,642,063)	82,875	3,014,749
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(63,938)	(49,590)	(122,541)	(18,535)
Proceeds from disposal of property and equipment	3,500,000	2,714,600	1,200	6,250
Dividend received			26,119	60,487
Interest received	87,718	68,034	231,047	125,296
Net (placement) withdrawal of short-term investment			5,000,000	(1,500,000)
Net purchase of investment securities	(11,409,129)	(8,848,920)	(3,026,532)	(35,900)
Net cash (used in) generated from investing activities	(7,885,349)	(6,115,876)	2,109,293	(1,362,402)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of working capital loan	(10,263,886)	(7,960,670)	(8,717,095)	(7,600,805)
Proceeds from working capital loan	9,537,393	7,397,202	9,138,977	7,009,985
Capitalized offering costs	(800,217)	(620,648)	(364,166)
Repayment of director loan			(1,096,831)
Dividends paid			(2,800,000)	(300,000)
Proceeds from initial public offering	13,330,440	10,339,089
Net cash (used in) generated from financing activities	11,803,730	9,154,973	(3,839,115)	(890,820)
Net change in cash and cash equivalents	511,905	397,034	(1,646,947)	761,527
Cash, cash equivalents - beginning of year	778,563	603,853	2,425,510	1,663,983
Cash, cash equivalents - end of year	1,290,468	1,000,887	778,563	2,425,510
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	152,845	118,547	186,235	150,321
Cash paid for income tax	148,322	115,039	117,999	225,537
NON-CASH TRANSACTION:
Non-cash recognition of right-of-use assets and lease liabilities			5,321,194
Deferred offering costs reclassified to APIC	$ 1,164,383	$ 903,095